Share-Based Compensation - Summary of Assumptions Used to Value Employee Stock Purchase Rights Under the Black-Scholes Model (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.68%	0.97%	2.08%
Expected volatility	54.00%	61.00%	67.00%
Expected dividend rate		0.00%
Black Scholes Option Pricing Model
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in months)	7 months
Risk-free interest rate	0.07%
Expected volatility	40.00%
Expected dividend rate